Share-Based Payments - Summary of Phantom option plan (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 Option EUR (€) € / shares	Dec. 31, 2019 Option
Share-based payments
Unvested restricted shares as of December 31, 2021 (Number of shares) | shares	1,353,740	1,353,740
Stock Options | Phantom Option Plan
Share-based payments
Outstanding options as of December 31, 2020 (Number of shares) | €			3,475
Granted (Number of shares)		68	2,529	946
Forfeited before IPO-date (Number of shares) | €		(78)
Outstanding options as of December 31, 2020 (Weighted average grant date Fair value per option/share)			€ 1,352.74
Granted (Weighted average grant date Fair value per option/share)		€ 4,081.36
Forfeited before IPO-date (Weighted average grant date Fair value per option/share)		€ 1,352.74
Restricted Share Units | Phantom Option Plan
Share-based payments
Conversion to restricted share units (Number of shares) | shares		1,199,364
Forfeited after the IPO date (Number of shares) | €	(45,302)	(13,706)
Vested (Number of shares) | €	(269,131)	(350,174)
Unvested restricted shares as of December 31, 2021 (Number of shares) | shares	521,051	835,484
Conversion to restricted share units (Weighted average grant date Fair value per option/share)		€ 3.91
Forfeited after the IPO date (Weighted average grant date Fair value per option/share)	€ 3.91	3.91
Vested (Weighted average grant date Fair value per option/share)	3.91	3.91
Unvested restricted shares as of December 31, 2021 (Weighted average grant date Fair value per option/share)	€ 3.91	€ 3.91